Investments	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Abstract]
Investments

19.Investments

In the year ended December 31, 2021, the investments of the Group were comprised of minority equity interests and convertible loan notes. In the year ended December 31, 2020, the investments of the Group were comprised of minority equity interests, convertible loan notes and senior secured promissory loan notes. During the year ended December 31, 2021, the Group made a $9.0 million investment in The Diem Association. The details of investments are as follows (in thousands):

	Investments - held at fair value through other comprehensive income (FVTOCI)	Investments - held at amortized cost	Investments - held at fair value through profit or loss (FVTPL)
At January 1, 2020	$5,141	$10,588	$500
Additions	372	-	2,500
Impairment	(235)	-	-
Acquisition of intangible asset	-	(10,588)	-
At December 31, 2020	5,278	-	3,000
Additions	40	-	9,787
Impairment	(168)	-	-
At December 31, 2021	$5,150	$-	$12,787

Investments in associates

The table below (in thousands) illustrates the summarized financial information of the Group’s investments in Farfetch Finance Limited and Alanui (up to March 1, 2021). The Group’s shareholdings in Alanui and its principal activities can be found in Note 32, Group information. In addition, for further detail on Alanui refer to Note 5, Business Combinations.

At January 1, 2020	$2,466
Dividends received from associate	(60)
Share of loss after tax	(74)
Foreign exchange	(13)
At December 31, 2020	2,319
Step acquisition	(2,198)
Share of loss after tax	(52)
At December 31, 2021	$69

At December 31, 2021, no impairment indicators were identified.